Events after the reporting date	Feb. 07, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
Subsequent events up to the date the consolidated financial statements were authorized for issue were as follows:
At the meetings of February 7, 2023 and March 23, 2023, the Board of Directors granted to employees 445,568 and 10,048 restricted share awards, respectively, representing 111,392 ADS and 2,512 ADS with vesting over four years.